Jensen Global Quality Growth Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Canada - 2.0%
Alimentation Couche-Tard, Inc.	25,100	$1,523,242

France - 7.1%
Airbus SE	10,320	2,241,018
Hermes International SCA	1,310	3,148,539
		5,389,557

Germany - 2.3%
SAP SE	8,720	1,751,782

India - 1.4%
Bajaj Finance Ltd.	95,800	1,050,651

Italy - 1.3%
Ferrari NV	2,600	987,792

Netherlands - 7.5%
Adyen NV (a)(b)	1,470	1,726,263
ASML Holding NV	2,760	4,014,166
		5,740,429

Spain - 2.6%
Amadeus IT Group SA	31,590	1,953,904

Taiwan - 8.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16,200	6,068,196

United Kingdom - 12.2%
Aon PLC - Class A	9,630	3,230,576
AstraZeneca PLC	18,400	3,871,973
Compass Group PLC	72,750	2,227,865
		9,330,414

United States - 54.0% (c)
Abbott Laboratories	10,810	1,257,744
Alphabet, Inc. - Class A	14,170	4,417,639
Amazon.com, Inc. (a)	16,200	3,402,000
Apple, Inc. - Class A	11,040	2,916,547
Broadcom, Inc.	1,900	607,145
Broadridge Financial Solutions, Inc.	4,070	756,491
Copart, Inc. (a)	24,040	915,684
Eli Lilly & Co.	2,920	3,071,811
Equifax, Inc.	3,940	823,302
KLA Corp.	2,250	3,430,238
Mastercard, Inc. - Class A	4,280	2,213,659
Meta Platforms, Inc. - Class A	4,240	2,748,283
Microsoft Corp.	12,210	4,795,355
MSCI, Inc.	1,140	651,886
NVIDIA Corp.	18,960	3,359,522
Sherwin-Williams Co.	5,990	2,171,914
Stryker Corp.	5,980	2,317,011
Waste Management, Inc.	5,230	1,259,593
		41,115,824
TOTAL COMMON STOCKS (Cost $56,144,726)		74,911,791

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (d)	1,193,075	1,193,075
TOTAL MONEY MARKET FUNDS (Cost $1,193,075)		1,193,075

TOTAL INVESTMENTS - 100.0% (Cost $57,337,801)		76,104,866
Liabilities in Excess of Other Assets - (0.0)% (e)		(7,509)
TOTAL NET ASSETS - 100.0%		$76,097,357

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $1,726,263 or 2.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Jensen Global Quality Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$52,925,630	$21,986,161	$–	$74,911,791
Money Market Funds	1,193,075	–	–	1,193,075
Total Investments	$54,118,705	$21,986,161	$–	$76,104,866

Refer to the Schedule of Investments for further disaggregation of investment categories.